SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended
	Feb. 14, 2023	Jan. 31, 2023	Sep. 30, 2022	Apr. 29, 2020
Stockholders' equity decreases			$ 2,500,000.0
Loan Amount				$ 121,700
Subsequent Event [Member] | 2021 Plan [Member]
Shares repurchased		$ 470,983
Percent of common stock		5.00%
Subsequent Event [Member] | 2021 Plan [Member]
Loan Amount	$ 605,600
Interest rate	8.40%
Monthly Payment	$ 69,666